CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (9,778,749)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of derivative warrant liabilities	4,539,990
Offering costs - derivative warrant liabilities	827,601
Income from investments held in Trust Account	(128,612)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	(1,571,508)
Accounts payable	28,797
Accrued expenses	2,644,362
Accrued expenses - related party	62,256
Franchise tax payable	139,121
Net cash used in operating activities	(3,236,742)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(402,500,000)
Net cash provided by investing activities	(402,500,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayment of note payable to related party	(150,000)
Proceeds received from initial public offering, gross	402,500,000
Proceeds received from the sale of private placement warrants to Sponsor	13,106,908
Offering costs paid	(8,135,810)
Net cash provided by financing activities	407,321,098
Net increase in cash and cash equivalents	1,584,356
Cash - beginning of the period	45,156
Cash - end of the period	1,629,512	$ 45,156
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses	189,632
Deferred underwriting commissions in connection with the initial public offering		$ 14,087,500
Initial value of Class A common stock subject to possible redemption	361,272,210
Change in value of Class A common stock subject to possible redemption	$ (8,903,260)